Related Party Transactions - Additional Information (Detail) - USD ($)					3 Months Ended
	Mar. 19, 2021	Mar. 18, 2021	Feb. 10, 2021	Oct. 07, 2020	Mar. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Cash Paid From Sponsor				$ 25,000
Ordinary shares received (in Shares)				2,875,000
Aggregate shares held by Sponsor (in Shares)				3,187,500		0
Loan amount					$ 295,000
Provision for working capital					701,250	$ 701,250
Aggregate shares held by Sponsor (in Shares)				3,187,500
Repayment of related party debt	$ 180	$ 295,000			295,179
Related Party Loan [Member]
Related Party Transaction [Line Items]
Loan amount					$ 295,000	0
Repayment of related party debt	$ 180	$ 295,000
Support Services Agreement [Member]
Related Party Transaction [Line Items]
Support service fee						$ 1,875,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Aggregate shares held by Sponsor (in Shares)			24,437,500
Issued and outstanding shares, percentage				20.00%
Lock in period of shares					1 year	1 year
Share price					$ 12.00	$ 12.00
Number of specific trading days for determining share price					20 days	20 days
Total number of trading days for determining the share price					30 days	30 days
Waiting time after which share price is considered					150 days	150 days
Sponsor [Member]
Related Party Transaction [Line Items]
Fouder shares issued to directors (in Shares)			30,000
Sponsor [Member] | Related Party Loan [Member]
Related Party Transaction [Line Items]
Debt instrument face value				$ 300,000
Sponsor [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Working capital loans convertible into equity warrants value					$ 2,500,000	$ 2,500,000
Debt instrument conversion price per share					$ 2.50	$ 2.50
Reinvent Capital [Member] | Support Services Agreement [Member]
Related Party Transaction [Line Items]
Support service fee					$ 1,875,000
Fees payable per annum					1,875,000
Payment to related party towards services					0
Related party transaction expenses recognized					78,000
Reinvent Capital [Member] | Support Services Agreement [Member] | Due to Related Party [Member]
Related Party Transaction [Line Items]
Prepaid expenses related party					78,000
Reinvent Capital [Member] | Support Services Agreement [Member]
Related Party Transaction [Line Items]
Due to related party					$ 11,000